EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
EARNINGS (LOSS) PER SHARE
Schedule of basic earnings (losses) per share

	June 30,	June 30,
	2021	2020
Resulted of the period attributable for controlling shareholders’	7,277,867	(15,479,631)
Weighted average number of shares in the period – in thousands	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(12,042)	(12,042)
Weighted average number of outstanding shares – in thousands	1,349,222	1,349,222
Basic loss per common share - R$	5.39412	(11.47301)

Schedule of diluted earnings (losses) per share

	June 30,	June 30,
	2021	2020
Resulted of the period attributed to controlling shareholders'	7,277,867	(15,479,631)
Weighted average number of shares in the period (except treasury shares) – in thousands	1,349,222	1,349,222
Adjustment by stock options – in thousands	237
Weighted average number of shares (diluted) – in thousands	1,349,459	1,349,222
Diluted loss per common share - R$	5.39318	(11.47301)